Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets
Allowance for Loan Losses	$ 1,528,129	$ 1,576,577
Other Real Estate	183,997	304,813
Deferred Compensation	148,402	161,000
Core Deposit Intangible	1,307
Investments	210,000	210,000
Goodwill	48,086	76,058
Restricted Stock	2,917
Other	201,574	237,591
	2,324,412	2,566,039
Deferred Tax Liabilities
Premises and Equipment	(1,023,090)	(995,190)
Other	(6,234)	(2,585)
	(1,029,324)	(997,775)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	2,177,113	1,725,708
Net Deferred Tax Assets	$ 3,472,201	$ 3,293,972